Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Statement of Comprehensive Income (Detail) - GBP (£)
£ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	£ 349.4	£ 433.9	£ 705.5	£ 1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	87.1	255.6	(176.7)	78.9
Items that may be reclassified subsequently to profit or loss	87.1		(176.7)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans		8.9		8.9
Deferred tax on defined benefit pension plans		(0.7)		(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)	(107.4)	(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	11.4	£ 156.4	(317.2)	(160.8)
Total comprehensive income for the period	360.8		388.3	978.6
Attributable to:
Equity holders of the parent	320.7		353.8	893.1
Non-controlling interests	40.1		34.5	85.5
Total comprehensive income for the period	360.8		388.3	978.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	349.4		705.5	1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	87.1		(176.7)	78.9
Items that may be reclassified subsequently to profit or loss	87.1		(176.7)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans				8.9
Deferred tax on defined benefit pension plans				(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)		(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	11.4		(317.2)	(160.8)
Total comprehensive income for the period	360.8		388.3	978.6
Attributable to:
Equity holders of the parent	320.7		353.8	893.1
Non-controlling interests	40.1		34.5	85.5
Total comprehensive income for the period	360.8		388.3	978.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | WPP plc [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	312.4		672.4	1,062.9
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	84.0		(178.1)	69.9
Items that may be reclassified subsequently to profit or loss	84.0		(178.1)	69.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans				8.9
Deferred tax on defined benefit pension plans				(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)		(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	8.3		(318.6)	(169.8)
Total comprehensive income for the period	320.7		353.8	893.1
Attributable to:
Equity holders of the parent	320.7		353.8	893.1
Total comprehensive income for the period	320.7		353.8	893.1
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	388.9		724.6	1,179.2
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	84.0		(178.1)	69.9
Items that may be reclassified subsequently to profit or loss	84.0		(178.1)	69.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans				8.9
Deferred tax on defined benefit pension plans				(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)		(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	8.3		(318.6)	(169.8)
Total comprehensive income for the period	397.2		406.0	1,009.4
Attributable to:
Equity holders of the parent	397.2		406.0	1,009.4
Total comprehensive income for the period	397.2		406.0	1,009.4
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	(7.3)		(11.7)	(1.9)
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(0.1)		0.4	0.6
Items that may be reclassified subsequently to profit or loss	(0.1)		0.4	0.6
Items that will not be reclassified subsequently to profit or loss:
Other comprehensive income/(loss)	(0.1)		0.4	0.6
Total comprehensive income for the period	(7.4)		(11.3)	(1.3)
Attributable to:
Equity holders of the parent	(7.4)		(11.3)	(1.3)
Total comprehensive income for the period	(7.4)		(11.3)	(1.3)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	641.7		1,002.4	1,788.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	87.2		(177.1)	78.3
Items that may be reclassified subsequently to profit or loss	87.2		(177.1)	78.3
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans				8.9
Deferred tax on defined benefit pension plans				(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)		(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	11.5		(317.6)	(161.4)
Total comprehensive income for the period	653.2		684.8	1,627.2
Attributable to:
Equity holders of the parent	613.1		650.3	1,541.7
Non-controlling interests	40.1		34.5	85.5
Total comprehensive income for the period	653.2		684.8	1,627.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Condensed consolidating statement of comprehensive income
Profit/(loss) for the period	(986.3)		(1,682.2)	(2,889.4)
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(168.0)		356.2	(139.8)
Items that may be reclassified subsequently to profit or loss	(168.0)		356.2	(139.8)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans				(17.8)
Deferred tax on defined benefit pension plans				1.4
Movements on equity investments held at fair value through other comprehensive income	151.4		281.0	495.8
Items that will not be reclassified subsequently to profit or loss	151.4		281.0	479.4
Other comprehensive income/(loss)	(16.6)		637.2	339.6
Total comprehensive income for the period	(1,002.9)		(1,045.0)	(2,549.8)
Attributable to:
Equity holders of the parent	(1,002.9)		(1,045.0)	(2,549.8)
Total comprehensive income for the period	£ (1,002.9)		£ (1,045.0)	£ (2,549.8)